LONG-TERM DEBT - Other (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Aug. 09, 2011	Jun. 06, 2011	Nov. 25, 2008	Oct. 31, 2011 Senior Notes 2020 [Member]	Aug. 09, 2011 Senior Notes 2020 [Member]	Oct. 31, 2011 Senior Notes 2015 [Member]	Jun. 06, 2011 Senior Notes 2015 [Member]	Oct. 31, 2010 Senior Notes 2017 [Member]	Oct. 31, 2011 Senior Notes 2017 [Member]	Nov. 25, 2008 Senior Notes 2017 [Member] contracts
Schedule Of Interest Rate Swaps Regarding Senior Notes Offered [Line Items]
Number of interest swaps terminated on specified date										2
Interest rate swaps terminated date								November 25, 2008
Notional Amount of Terminated Interest Rate Swaps	$ 500	$ 500	$ 400
Asset Value of Terminated Interest Rate Swaps	34	31	43		34		31			43
Amount to be amortized on terminated interest rate swaps associated with senior notes				$ 32		$ 24			$ 31